PREPAID EXPENSES (Tables)	3 Months Ended
Mar. 31, 2018
Prepaid Expenses Tables
Prepaid expenses

	March 31, 2018	December 31, 2017
	$	$

Market Registration Fees	5,763	7,685
Deposit with ANX	47,962	70,029
Prepaid Consulting Fees	33,615	26,025
Prepaid Management Fees (Note 13(a)(i))	70,536	55,573

	157,876	159,312